Employee benefits - Actuarial assumptions - Impacts on pension benefit obligations - Additional information (Details) - Actuarial assumption of discount rates [member] € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Increase (decrease) in benefit obligation, increase in assumption	€ (111)
Increase (decrease) in benefit obligation, decrease in assumption	123
French part-time for seniors plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Increase (decrease) in benefit obligation, increase in assumption	€ (7)